Finance Charges (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Interest
- Long-term debt and capital lease and finance obligations	CAD 658	CAD 572
- Short-term borrowings	10	8
Acquisition credit facilities (Notes 27 and 32)	39	0
Debt component of AFUDC	(29)	(27)
Finance charges	CAD 678	CAD 553